Related Party Transactions	1 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

7.	NOTE 7 – RELATED PARTY TRANSACTIONS

During October 2018, the Company entered into a stock purchase agreement and sold 1,428,571 shares of common stock valued at $200,000 to a company in which the Chief Executive Officer participates in. (See Notes 2 and 4)

7.	NOTE 7 – RELATED PARTY TRANSACTIONS

During October 2018, the Company entered into a stock purchase agreement and sold 1,428,571 shares of common stock valued at $200,000 to a company in which the Chief Executive Officer participates in. (See Notes 2 and 4)